Related Parties	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Related Parties
12. Related Parties
The Company issued Series A convertible redeemable preferred stock and Series B redeemable convertible preferred stock in February 2018 and October 2020, respectively, to certain related parties, including New Enterprise Associates 15, L.P. and its affiliates (“NEA”) and 8VC and its affiliates (“8VC”).
In February 2018, the outstanding convertible notes held by NEA and 8VC, as well as Timothy Lu, Chief Executive Officer, converted into additional shares of Series A redeemable convertible preferred stock while in October 2020, the outstanding convertible notes held by NEA and 8VC converted into additional shares of Series B redeemable convertible preferred stock, both in accordance with the terms of the note agreements.
NEA held 13,505,035 shares of outstanding Series A redeemable convertible preferred stock as of March 31, 2022 and December 31, 2021, as well as 2,742,931 of outstanding Series B redeemable convertible preferred stock as of March 31, 2022 and December 31, 2021, respectively. 8VC held 9,052,387 of outstanding Series A redeemable convertible preferred stock as of March 31, 2022 and December 31, 2021, respectively, as well as 1,662,398 of outstanding Series B redeemable convertible preferred stock as of March 31, 2022 and December 31, 2021, respectively. Timothy Lu held 158,950 of outstanding redeemable convertible preferred stock as of March 31, 2022 and December 31, 2021, respectively. Timothy Lu and family held 8,100,000 of common stock as of March 31, 2022 and December 31, 2021, respectively. Timothy Lu, NEA, and 8VC held three of the seven seats on the Company’s Board of Directors as of March 31, 2022 and December 31, 2021.
As Chief Executive Officer, Timothy Lu was paid $0.1 million as compensation for the three months ended March 31, 2022 and 2021, and less than $0.1 million and $0.2 million were accrued as a bonus on March 31, 2022 and December 31, 2021.
On May 21, 2021, the Company entered into a collaboration and option agreement (“BlueRock Agreement”) with BlueRock Therapeutics LP (“BlueRock”), pursuant to which the Company granted to
BlueRock an option (“BlueRock Option”), on a collaboration
program-by-collaboration
program basis, to obtain an exclusive or
non-exclusive
license to develop, manufacture and commercialize cell therapy products that contain cells of specified types and which incorporate an option gene circuit from such collaboration program or a closely related derivative gene circuit. The Company is responsible for up to $10 million in costs and expenses incurred in connection with the research plan and related activities to be conducted over a term of three years as specified in the collaboration and option agreement. If the Company and BlueRock agree to add new research activities to the research plan, then BlueRock will be obligated to reimburse the Company for the costs and expenses incurred that, together with costs and expenses incurred under the initial research plan, exceed $10 million.
The Company concluded that the Agreement is not within the scope of ASC 808,
Collaborative Arrangements
, because the Company did not receive any consideration and therefore, is not exposed to both significant risks and rewards for the arrangement. The Company also determined that the agreement is also not currently within the scope of ASC 606 because the BlueRock Agreement does not currently meet the criteria of a contract with a customer, and will not be within the scope of ASC 606 until any consideration is paid. Potential future milestone payments and royalties are subject to BlueRock’s exercise of the BlueRock Option and execution of a commercial license agreement by both parties. Under the BlueRock Agreement, the specific financial terms for milestone payments and royalties will be negotiated and agreed to only after the option is exercised.
BlueRock is a wholly-owned subsidiary of Bayer Healthcare LLC which held 27,393,924 shares of outstanding Series B redeemable convertible preferred stock as of March 31, 2022 and December 31, 2021, and holds one of the seven seats on the Company’s Board of Directors as of March 31, 2022 and December 31, 2021. Bayer Healthcare LLC’s parent company is Bayer AG, which served as the lead investor in our Series B financing through its Leaps by Bayer unit. Accordingly, BlueRock is considered a related party.

NEA held 13,505,035 shares of outstanding Series A redeemable convertible preferred stock as of December 31, 2021 and 2020, as well as 2,742,931 of outstanding Series B redeemable convertible preferred stock as of December 31, 2021 and 2020. 8VC held 9,052,387 of outstanding Series A redeemable convertible preferred stock as of December 31, 2021 and 2020 as well as 1,662,398 of outstanding Series B redeemable convertible preferred stock as of December 31, 2021 and 2020. Timothy Lu held 158,950 of outstanding redeemable convertible preferred stock as of December 31, 2021 and 2020. Timothy Lu and family held 8,100,000 of common stock as of December 31, 2021 and 2020. Timothy Lu, NEA, and 8VC held three of the seven seats on the Company’s Board of Directors as of December 31, 2021 and three of the five seats on the Company’s Board of Directors as of December 31, 2020.
As Chief Executive Officer, Timothy Lu was paid $0.4 million as compensation, and an additional sum of $0.2 million was accrued as a bonus for both the years ended December 31, 2021 and 2020.
On May 21, 2021, the Company entered into a collaboration and option agreement (“BlueRock Agreement”) with BlueRock Therapeutics LP (“BlueRock”), pursuant to which the Company granted to BlueRock an option (“BlueRock Option”), on a collaboration program-by-collaboration
program basis, to obtain an exclusive or
non-exclusive
license to develop, manufacture and commercialize cell therapy products that contain cells of specified types and which incorporate an option gene circuit from such collaboration program or a closely related derivative gene circuit. The Company is responsible for up to $10 million in costs and expenses incurred in connection with the research plan and related activities to be conducted over a term of three years as specified in the collaboration and option agreement. If the Company and BlueRock agree to add new research activities to the research plan, then BlueRock will be obligated to reimburse the Company for the costs and expenses incurred that, together with costs and expenses incurred under the initial research plan, exceed $10 million.
The Company concluded that the Agreement is not within the scope of ASC 808,
Collaborative Arrangements
, because the Company did not receive any consideration and therefore, is not exposed to both significant risks and rewards for the arrangement. The Company also determined that the agreement is also not currently within the scope of ASC 606 because the BlueRock Agreement does not currently meet the criteria of a contract with a customer, and will not be within scope of ASC 606 until any consideration is paid. Potential future milestone payments and royalties are subject to BlueRock’s exercise of the BlueRock Option and execution of a commercial license agreement by both parties. Under the BlueRock Agreement, the specific financial terms for milestone payments and royalties will be negotiated and agreed to only after the option is exercised.
BlueRock is a wholly-owned subsidiary of Bayer Healthcare LLC which held 27,393,924 and 9,131,308 shares of outstanding Series B redeemable convertible preferred stock as of December 31, 2021 and 2020, respectively, and holds one of the seven seats on the Company’s Board of Directors as of December 31, 2021 and one of the five seats as of December 31, 2020. Bayer Healthcare LLC’s parent company is Bayer AG, which served as the lead investor in our Series B financing through its Leaps by Bayer unit. Accordingly, BlueRock is considered a related party. The Company concluded that the BlueRock Agreement should not be combined with the issuance of the Series B redeemable convertible preferred stock on May 14, 2021 as the price paid per share of $1.6427 was lower than the fair value of $2.03 (Note 3) and therefore, there was no excess value to allocate to the BlueRock Agreement.

14. Related Parties
As discussed in Note 6, the Company issued Series A convertible redeemable preferred stock and Series B redeemable convertible preferred stock in February 2018 and October 2020, respectively, to certain related parties, including New Enterprise Associates 15, L.P. and its affiliates (“NEA”) and 8VC and its affiliates (“8VC”).
In February 2018, the outstanding convertible notes held by NEA and 8VC, as well as Timothy Lu, Chief Executive Officer, converted into additional shares of Series A redeemable convertible preferred stock while in October 2020, the outstanding convertible notes held by NEA and 8VC converted into additional shares of Series B redeemable convertible preferred stock, both in accordance with the terms of the note agreements.

DYNAMICS SPECIAL PURPOSE [Member]
Related Parties
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On March 8, 2021, the Sponsor was issued 5,750,000 shares (the “Founder Shares”) of Class B Common Stock for an aggregate price of $25,000. The Founder Shares included an aggregate of up to 750,000 shares of Class B Common Stock subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Placement Shares) (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering, which it did not). The underwriter fully exercised the over-allotment option on May 28, 2021; thus, these 750,000 Founder Shares are no longer subject to forfeiture.
In connection with the
Non-Redemption
Agreements (see Note 1), it is anticipated that the Sponsor will forfeit

885,377
Founder Shares and the Company will cancel such Founder Shares and concurrently issue to the Investors an equivalent number of shares of Class A Common Stock, in each case, at or promptly following the consummation of the Merger.
The Company evaluated the forfeiture and cancellation of the Founder Shares by the Sponsor and concurrent issuance of an equivalent number of shares of Class A Common Stock to the Investors in accordance with Staff Accounting Bulletin Topic
5
A. The forfeiture and cancellation of the Founder Shares by the Sponsor and concurrent issuance of an equivalent number of shares of Class A Common Stock to the Investors has no
t been transacted as of March
31
,
2022
and will not occur until at or promptly following the consummation of the Merger. As such, any expense associated with the issuance of the shares of Class A Common Stock to the Investors would be recognized at the date of issuance (i.e., upon consummation of the Merger).
Promissory Note - Related Party
On March 8, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering. The Promissory Note was
non-interest
bearing and was payable on the earlier of December 31, 2021 or the consummation of the Initial Public Offering. In April 2021, the Company borrowed $250,000 under the Promissory Note which was repaid in full on May 26, 2021.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Up to $2,000,000 of such Working Capital Loans may be convertible into shares at a price of $10.00 per share at the option of the lender. The shares would be identical to the Private Placement Shares. There was no outstanding balance of Working Capital Loans as of March 31, 2022 and December 31, 2021.
Administrative Support Agreement
The Company entered into an agreement, commencing on the effective date of the Initial Public Offering, to pay the Sponsor up to a total of $10,000 per month for office space, administrative and support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees (if any). To date, the Company has not exercised its option to use such services.
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On March 8, 2021, the Sponsor was issued 5,750,000 shares (the “Founder Shares”) of Class B
Common Stock
for an aggregate price of $25,000. The Founder Shares included an aggregate of up to 750,000 shares of Class B
Common Stock
subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Placement Shares) (
assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering, which it did not
). The underwriter fully exercised the over-allotment option on May 28, 2021; thus, these 750,000 Founder Shares are no longer subject to forfeiture.
In connection with the
Non-Redemption
Agreements (see Note 1), the Sponsor has agreed to forfeit 965,728 Founder Shares and the Company has agreed to cancel such Founder Shares and concurrently issue to the Investors an equivalent number of shares of Class A Common Stock, in each case, at or promptly following the consummation of the Merger. The Company evaluated the forfeiture and cancellation of the Founder Shares by the Sponsor and concurrent issuance of an equivalent number of shares of Class A Common Stock to the Investors in accordance with Staff Accounting Bulletin Topic
5A.
The forfeiture and cancellation of the Founder Shares by the Sponsor and concurrent issuance of an equivalent number of shares of Class A Common Stock to the Investors has not been transacted as of December 31, 2021
and will not occur until at or promptly following the consummation of the Merger. As such, any expense associated with the issuance of the shares of Class A Common Stock to the Investors would be recognized at the date of issuance (i.e., upon consummation of the Merger).
Promissory Note—Related Party
On March 8, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering. The Promissory Note was
non-interest
bearing and was payable on the earlier of December 31, 2021 or the consummation of the Initial Public Offering. In April 2021, the Company borrowed $250,000 under the
Promissory Note which was repaid in full on May 26, 2021
.

Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.
Up to $2,000,000 of such Working Capital Loans may be convertible into shares at a price of $10.00 per share at the option of the lender. The shares would be identical to the Private Placement Shares.
Administrative Support Agreement
The Company entered into an agreement, commencing on the effective date of the Initial Public Offering, to pay the Sponsor up to a total of $10,000 per month for office space, administrative and support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees (if any). To date, the Company has not exercised its option to use such services.